SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Sep. 30, 2015	Mar. 31, 2015 USD ($)	Dec. 31, 2015 market	Dec. 31, 2014	Mar. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Number of SPCs acquired	12				13
Number of vessels under capital lease		8		2	0
Property, Plant and Equipment, Useful Life				25 years
Average years used in market price scrap per ton calculation				10 years
Number of recycling markets | market				3
RSU Percentage Recognized as Equity					50.00%
RSU Percentage Recognized as Liability					50.00%
Proceeds from Contributed Capital	$ 59,700,000
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount	200,000,000		$ 200,000,000			$ 200,000,000
Long-term Debt assumed upon the Merger	161,200,000		161,200,000
Convertible Bond Fair Value Price Upon Merger	$ 0.806		0.806
Purchase price adjustment			$ 38,800,000